Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001916331
Document Type	POS AM
Entity Registrant Name	Neo-Concept International Group Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On July 28, 2025, the Company initially filed a Registration Statement on Form F-1 with the U.S. Securities and Exchange Commission (the “SEC”), which was subsequently amended and declared effective by the SEC on September 30, 2025 (as so amended, the “Registration Statement”). In connection with the Registration Statement, the Company planned to offer up to an aggregate of 14,850,000 Class A Ordinary Shares of par value US$0.0003125 at the fixed offering price of US$0.5454 per share (the “Previous Offering”).The information included in this post-effective amendment no. 1 (“Post-Effective Amendment No. 1”) amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. As of the date of this Post-Effective Amendment No. 1, the Company has not closed the Previous Offering, and no securities have been sold under the Registration Statement. All applicable registration fees were paid at the time of the original filing of the Registration Statement on July 28, 2025 and Amendment no.2 to the Registration Statement filed on August 21, 2025.
Amendment Flag	true